Recreational Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Deferred hunting lease revenues	$ 1.0	$ 1.0
Recognized revenues on recreational leases	$ 2.4
Property Available for Operating Lease | Timber
Property Subject to or Available for Operating Lease [Line Items]
Number of leased timberlands (in acres)	254,000
Percent of timberlands leased (percent)	99.00%